Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 03, 2025	Oct. 31, 2025	Oct. 28, 2025	Oct. 27, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 19, 2025	Jul. 07, 2025
Principal amount								$ 7,650
Common stock, shares authorized					200,000,000	200,000,000
Share based compensation					$ 3,206	$ 3,667
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Cash proceeds		$ 15,230
Other commitments, description			to increase the total committed capital from $50.0 million to $1.0 billion. In connection with such amendment, the Company issued to the investor a convertible promissory note in the aggregate principal amount of $20.0 million
Principal amount			$ 20,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Common stock, shares authorized							200,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized							5,000,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Warrant [Member]
Sale of stock, shares		54,527,811
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Sale of stock, shares		19,035
Securities Purchase Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Convertible debt, shares				38,070
Convertible debt, per share				$ 0.001
Convertible debt, value				$ 30,460
Cash proceeds		$ 8,660
Share based compensation	$ 800
Share based compensation, fully vested	1,935,000